Note Fair value measurement (Assets and liabilities measured at fair value on a recurring basis) (Detail) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Assets
Available For Sale Securities		$ 8,209,806	[1]	$ 6,062,992	[2]
Trading Securities		59,805		71,659
Mortgage servicing rights		196,889		211,405		$ 148,694
Derivatives		14,085		16,959
US Treasury Securities
Assets
Available For Sale Securities		2,136,620		1,183,328
Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		711,850		939,641
Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		22,771		22,359
Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		1,221,526		1,560,837
Mortgage Backed Securities
Assets
Available For Sale Securities		4,105,332		2,344,196
Equity securities
Assets
Available For Sale Securities		2,122		2,398
Other
Assets
Available For Sale Securities		9,585		10,233
Level 1
Assets
Available For Sale Securities	[3]	0		276
Trading Securities	[3]	0		0
Mortgage servicing rights		0		0
Derivatives		0		0
Liabilities
Derivatives		0		0
Contingent consideration		0		0
Level 2
Assets
Available For Sale Securities	[3]	8,208,414		6,061,282
Trading Securities	[3]	53,118		62,687
Mortgage servicing rights		0		0
Derivatives		14,094		16,959
Liabilities
Derivatives		(12,842)		(14,343)
Contingent consideration		0		0
Level 3
Assets
Available For Sale Securities	[3]	1,392		1,434
Trading Securities	[3]	6,678		8,972
Mortgage servicing rights		196,889		211,405
Derivatives		0		0
Liabilities
Derivatives		0		0
Contingent consideration		(153,158)		(120,380)
Fair Value, Measurements, Recurring
Assets
Available For Sale Securities		8,209,806		6,062,992
Trading Securities		59,796		71,659
Mortgage servicing rights		196,889		211,405
Derivatives		14,094		16,959
Total		8,480,585		6,363,015
Liabilities
Derivatives		(12,842)		(14,343)
Contingent consideration		(153,158)		(120,380)
Total		(166,000)		(134,723)
Fair Value, Measurements, Recurring | US Treasury Securities
Assets
Available For Sale Securities		2,136,620		1,183,328
Fair Value, Measurements, Recurring | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		711,850		939,641
Fair Value, Measurements, Recurring | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		22,771		22,359
Trading Securities		1,164		4,590
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		1,221,526		1,560,837
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations - Private label
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Mortgage Backed Securities
Assets
Available For Sale Securities		4,105,332		2,344,196
Trading Securities		42,746		51,155
Fair Value, Measurements, Recurring | Equity securities
Assets
Available For Sale Securities		2,122		2,398
Fair Value, Measurements, Recurring | Other
Assets
Available For Sale Securities		9,585		10,233
Trading Securities		14,565		13,860
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations
Assets
Trading Securities		1,321		2,054
Fair Value, Measurements, Recurring | Level 1
Assets
Available For Sale Securities		0		276
Trading Securities		0		0
Mortgage servicing rights		0		0
Derivatives		0		0
Total		0		276
Liabilities
Derivatives		0		0
Contingent consideration		0		0
Total		0		0
Fair Value, Measurements, Recurring | Level 1 | US Treasury Securities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		0		0
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Collateralized Mortgage Obligations - Private label
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Mortgage Backed Securities
Assets
Available For Sale Securities		0		0
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets
Available For Sale Securities		0		276
Fair Value, Measurements, Recurring | Level 1 | Other
Assets
Available For Sale Securities		0		0
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Collateralized Mortgage Obligations
Assets
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 2
Assets
Available For Sale Securities		8,208,414		6,061,282
Trading Securities		53,118		62,687
Mortgage servicing rights		0		0
Derivatives		14,094		16,959
Total		8,275,626		6,140,928
Liabilities
Derivatives		(12,842)		(14,343)
Contingent consideration		0		0
Total		(12,842)		(14,343)
Fair Value, Measurements, Recurring | Level 2 | US Treasury Securities
Assets
Available For Sale Securities		2,136,620		1,183,328
Fair Value, Measurements, Recurring | Level 2 | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		711,850		939,641
Fair Value, Measurements, Recurring | Level 2 | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		22,771		22,359
Trading Securities		1,164		4,590
Fair Value, Measurements, Recurring | Level 2 | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		1,221,526		1,560,837
Fair Value, Measurements, Recurring | Level 2 | Collateralized Mortgage Obligations - Private label
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 2 | Mortgage Backed Securities
Assets
Available For Sale Securities		4,103,940		2,342,762
Trading Securities		37,991		44,701
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets
Available For Sale Securities		2,122		2,122
Fair Value, Measurements, Recurring | Level 2 | Other
Assets
Available For Sale Securities		9,585		10,233
Trading Securities		13,963		13,173
Fair Value, Measurements, Recurring | Level 2 | Collateralized Mortgage Obligations
Assets
Trading Securities		0		223
Fair Value, Measurements, Recurring | Level 3
Assets
Available For Sale Securities		1,392		1,434
Trading Securities		6,678		8,972
Mortgage servicing rights		196,889		211,405
Derivatives		0		0
Total		204,959		221,811
Liabilities
Derivatives		0		0
Contingent consideration		(153,158)		(120,380)
Total		(153,158)		(120,380)
Fair Value, Measurements, Recurring | Level 3 | US Treasury Securities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		0		0
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Collateralized Mortgage Obligations - Private label
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Mortgage Backed Securities
Assets
Available For Sale Securities		1,392		1,434
Trading Securities		4,755		6,454
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Other
Assets
Available For Sale Securities		0		0
Trading Securities		602		687
Fair Value, Measurements, Recurring | Level 3 | Collateralized Mortgage Obligations
Assets
Trading Securities		$ 1,321		$ 1,831

[1]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

[2]
Includes $2.4 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $1.5 billion serve as collateral for public funds.

[3]	Refer to Note 32 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.